                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-3947

                   (Investment Company Act File Number)

           Federated U.S. Government Securities Fund: 1-3 Years

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                    Date of Fiscal Year End: 2/29/2004

           Date of Reporting Period: Fiscal Year Ended 2/29/2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

ANNUAL SHAREHOLDER REPORT

February 29, 2004

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.82	$10.70	$10.53	$10.28	$10.44
Income From Investment Operations:
Net investment income	0.20	0.31	0.46	0.60	0.50
Net realized and unrealized gain (loss) on investments	(0.05)	0.12	0.17	0.25	(0.16)

TOTAL FROM INVESTMENT OPERATIONS	0.15	0.43	0.63	0.85	0.34

Less Distributions:
Distributions from net investment income	(0.20)	(0.31)	(0.46)	(0.60)	(0.50)

Net Asset Value, End of Period	$10.77	$10.82	$10.70	$10.53	$10.28

Total Return[1]	1.40%	4.10%	6.07%	8.51%	3.29%

Ratios to Average Net Assets:

Expenses	0.54%	0.54%	0.54%	0.54%	0.54%

Net investment income	1.86%	2.88%	4.34%	5.76%	4.81%

Expense waiver/reimbursement[2]	0.26%	0.27%	0.27%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$356,449	$456,096	$365,090	$399,582	$461,506

Portfolio turnover	81%	76%	99%	129%	171%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.82	$10.70	$10.53	$10.28	$10.44
Income From Investment Operations:
Net investment income	0.17	0.28	0.43	0.57	0.48
Net realized and unrealized gain (loss) on investments	(0.05)	0.13	0.17	0.25	(0.17)

TOTAL FROM INVESTMENT OPERATIONS	0.12	0.41	0.60	0.82	0.31

Less Distributions:
Distributions from net investment income	(0.17)	(0.29)	(0.43)	(0.57)	(0.47)

Net Asset Value, End of Period	$10.77	$10.82	$10.70	$10.53	$10.28

Total Return[1]	1.14%	3.84%	5.81%	8.25%	3.03%

Ratios to Average Net Assets:

Expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Net investment income	1.61%	2.63%	4.04%	5.55%	4.48%

Expense waiver/reimbursement[2]	0.26%	0.27%	0.27%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$53,608	$82,109	$66,642	$55,233	$29,255

Portfolio turnover	81%	76%	99%	129%	171%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class Y Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002 [1]
Net Asset Value, Beginning of Period	$10.82	$10.70	$10.60
Income From Investment Operations:
Net investment income	0.23	0.34	0.25
Net realized and unrealized gain (loss) on investments	(0.05)	0.12	0.10

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.46	0.35

Less Distributions:
Distributions from net investment income	(0.23)	(0.34)	(0.25)

Net Asset Value, End of Period	$10.77	$10.82	$10.70

Total Return[2]	1.64%	4.35%	3.32%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.30%[3]

Net investment income	2.07%	3.12%	4.03%[3]

Expense waiver/reimbursement[4]	0.25%	0.26%	0.26%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$130,725	$100,036	$75,240

Portfolio turnover	81%	76%	99%

1 Reflects operations for the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

Federated U.S. Government Securities Fund: 1-3 Years invests in short-term U.S. government securities which include U.S. Treasury and direct obligations of U.S. government agencies and instrumentalities. The Fund's average duration1 is managed within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (ML1-3T).2 Standard & Poor's has maintained the fund's "AAAf" credit rating.3

The level of and changes in interest rates continue to be the primary driver of the Fund's performance. U.S. Treasury yields ended the Fund's annual reporting period slightly higher but were volatile throughout the fiscal year. The Federal Reserve Board (the "Fed") cited the possibility of an "unwelcome substantial fall in inflation" at its Federal Open Market Committee (FOMC) meeting in early May 2003, which drove Treasury yields to historic lows. The Fed followed up with the only rate cut of 2003, reducing the federal funds target rate from 1.25% to 1.00% at its FOMC meeting in late June 2003. The 2-year Treasury note yield hit a low of 1.08% in mid-June 2003 versus 1.51% at the end of February 2003. Treasury yields increased significantly during the summer of 2003 in response to stronger economic data, but declined late in the reporting period as market participants gained confidence that Fed monetary policy would remain on hold. The 2-year Treasury note yield increased to 2.10% before ending the reporting period at 1.64%.

1 Duration is the measure of a security's price sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities of shorter duration.

2 The ML1-3T is an unmanaged index tracking short-term U.S. Government Securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. It is not possible to invest directly in an index.

3 "AAAf" rating by Standard and Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

Although the majority of the Fund remained in Treasury securities, almost a quarter of the Fund was invested in government agency securities at the start of the reporting period. Agency securities underperformed Treasury securities in the summer of 2003 due to accounting irregularities at Federal Home Loan Mortgage Corporation, but outperformed Treasury securities over the entire reporting period. As a result of agency spreads tightening versus Treasurys, the Fund's agency allocation was reduced and ended the reporting period at 16%.

As a result of the Fund's below neutral duration, the Fund's price declined less than the ML1-3T as interest rates rose, but was offset by less income than the index. The average duration of the Fund ended the period at 1.4 years. The Fund's total return for the year ended February 29, 2004 was 1.40% for Institutional Shares, 1.14% for Institutional Service Shares and 1.64% for Class Y Shares4 versus 2.18% for the ML1-3T and 1.40% for the Lipper Short U.S. Government Fund Average.5

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original cost.

5 Lipper averages represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated U.S. Government Securities Fund: 1-3 Years (Institutional Shares) (the "Fund") from February 28, 1994 to February 29, 2004, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 the Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Average Annual Total Return for the Period Ended 2/29/2004
1 Year	1.40%

5 Years	4.65%

10 Years	5.01%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The ML1T and ML2T are unmanaged indexes tracking U.S. government securities. The ML1-3T is an unmanaged index tracking short-term U.S. Government Securities with maturities between 1 and 2.99 years. These indexes are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. It is not possible to invest directly in an index.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated and is not adjusted to reflect any sales charges.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated U.S. Government Securities Fund: 1-3 Years (Institutional Service Shares) (the "Fund") from February 28, 1994 to February 29, 2004, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S. Government Fund Average (LSUSGFA).3

Average Annual Total Return for the Period Ended 2/29/2004
1 Year	1.14%

5 Years	4.39%

10 Years	4.75%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The ML1T and ML2T are unmanaged indexes tracking U.S. government securities. The ML1-3T is an unmanaged index tracking short-term U.S. Government Securities with maturities between 1 and 2.99 years. These indexes are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. It is not possible to invest directly in an index.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated and is not adjusted to reflect any sales charges.

GROWTH OF A $25,000 INVESTMENT -- CLASS Y SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 1-3 Years (Class Y Shares) (the "Fund") from August 1, 2001 (start of performance) to February 29, 2004, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 the Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S Government Funds Average (LSUSGFA).3

Average Annual Total Return for the Period Ended 2/29/2004
1 Year	1.64%

Start of Performance (8/1/2001)	3.61%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The ML1T and ML2T are unmanaged indexes tracking U.S. government securities. The ML1-3T is an unmanaged index tracking short-term U.S. Government Securities with maturities between 1 and 2.99 years. These indexes are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. It is not possible to invest directly in an index.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated and is not adjusted to reflect any sales charges.

Portfolio of Investments

February 29, 2004

Principal Amount			Value
		U.S. TREASURY NOTES--82.7%
$35,000,000		2.250%, 7/31/2004	$35,182,000
26,000,000		2.125%, 8/31/2004	26,144,300
25,000,000		7.875%, 11/15/2004	26,189,500
15,000,000		2.000%, 11/30/2004	15,102,000
12,000,000		1.625%, 1/31/2005	12,055,320
25,000,000		1.625%, 3/31/2005	25,125,000
21,000,000		1.625%, 4/30/2005	21,101,640
175,000		6.500%, 5/15/2005	186,046
25,000,000		1.500%, 7/31/2005	25,066,500
15,000,000		2.000%, 8/31/2005	15,142,950
14,000,000		1.625%, 9/30/2005	14,052,500
10,000,000	[1]	1.625%, 10/31/2005	10,028,100
25,000,000		1.875%, 11/30/2005	25,160,250
15,000,000	[1]	1.875%, 1/31/2006	15,077,400
140,000		5.625%, 2/15/2006	150,872
10,000,000	[1]	2.000%, 5/15/2006	10,056,200
23,000,000		4.625%, 5/15/2006	24,426,690
25,485,000		7.000%, 7/15/2006	28,531,222
41,000,000	[1]	2.375%, 8/15/2006	41,493,230
22,000,000		6.500%, 10/15/2006	24,540,340
28,000,000	[1]	2.625%, 11/15/2006	28,455,000
24,000,000		2.250%, 2/15/2007	24,099,360

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $444,247,432)	447,366,420

		U.S. GOVERNMENT AGENCIES--16.3%
		Federal Home Loan Bank System--11.8%
26,000,000		4.875%, 4/16/2004	26,130,260
10,000,000		4.750%, 6/28/2004	10,122,000
12,000,000		3.875%, 12/15/2004	12,254,160
15,000,000		4.375%, 2/15/2005	15,445,950

		TOTAL	63,952,370

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--continued
		Federal Home Loan Mortgage Corp.--0.1%
$185,000		3.000%, 12/16/2005	$185,897
180,000		3.500%, 9/15/2007	185,017

		TOTAL	370,914

		Federal National Mortgage Association--4.4%
23,000,000		6.500%, 8/15/2004	23,568,790
150,000		3.875%, 3/15/2005	154,119

		TOTAL	23,722,909

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $87,197,459)	88,046,193

		REPURCHASE AGREEMENTS--18.1%
2,918,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 2/27/2004, to be repurchased at $2,918,260 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	2,918,000

95,021,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 2/27/2004, to be repurchased at $95,029,473 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034 (held as a collateral for securities lending)	95,021,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	97,939,000

		TOTAL INVESTMENTS -- 117.1% (IDENTIFIED COST $629,383,891)[2]	633,351,613

		OTHER ASSETS AND LIABILITIES -- NET --(17.1)%	(92,568,706)

		TOTAL NET ASSETS--100%	$540,782,907

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $629,383,891.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004

Assets:
Investment in securities	$535,412,613
Investments in repurchase agreements	97,939,000

Total investments in securities, at value including $92,959,470 of securities loaned (identified cost $629,383,891)		$633,351,613
Cash		692
Income receivable		3,946,794
Receivable for investments sold		23,073,494
Receivable for shares sold		343,625

TOTAL ASSETS		660,716,218

Liabilities:
Payable for investments purchased	$24,117,878
Payable for shares redeemed	437,869
Income distribution payable	236,812
Payable for collateral due to broker	95,021,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	16,997
Payable for Directors'/Trustees' fees	39
Payable for distribution services fee (Note 5)	10,717
Payable for shareholder services fee (Note 5)	78,232
Accrued expenses	13,767

TOTAL LIABILITIES		119,933,311

Net assets for 50,190,239 shares outstanding		$540,782,907

Net Assets Consist of:
Paid in capital		$538,606,141
Net unrealized appreciation of investments		3,967,722
Accumulated net realized loss on investments		(1,790,619)
Distributions in excess of net investment income		(337)

TOTAL NET ASSETS		$540,782,907

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$356,449,279 ÷ 33,081,988 shares outstanding		$10.77

Institutional Service Shares:
$53,608,292 ÷ 4,975,354 shares outstanding		$10.77

Class Y Shares:
$130,725,336 ÷ 12,132,897 shares outstanding		$10.77

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 29, 2004

Investment Income:
Interest (including income on securities loaned of $7,562)			$14,631,065
Dividends (received from affiliated issuers) (Note 5)			100,049

TOTAL INCOME			14,731,114

Expenses:
Investment adviser fee (Note 5)		$2,454,184
Administrative personnel and services fee (Note 5)		470,161
Custodian fees		30,611
Transfer and dividend disbursing agent fees and expenses (Note 5)		165,476
Directors'/Trustees' fees		13,007
Auditing fees		14,688
Legal fees		5,221
Portfolio accounting fees (Note 5)		115,180
Distribution services fee--Institutional Service Shares (Note 5)		172,293
Shareholder services fee--Institutional Shares (Note 5)		1,051,000
Shareholder services fee--Institutional Service Shares (Note 5)		172,293
Share registration costs		73,471
Printing and postage		52,324
Insurance premiums		2,622
Miscellaneous		21,241

TOTAL EXPENSES		4,813,772

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,522,604)
Waiver of administrative personnel and services fee	(6,908)
Waiver of transfer and dividend disbursing agent fees and expenses	(17,976)
Waiver of shareholder services fee--Institutional Shares	(42,040)
Waiver of shareholder services fee--Institutional Service Shares	(6,892)

TOTAL WAIVERS AND REIMBURSEMENT		(1,596,420)

Net expenses			3,217,352

Net investment income			11,513,762

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			3,147,251
Net change in unrealized appreciation of investments			(5,941,291)

Net realized and unrealized loss on investments			(2,794,040)

Change in net assets resulting from operations			$8,719,722

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,513,762	$15,997,683
Net realized gain on investments	3,147,251	5,248,065
Net change in unrealized appreciation/depreciation of investments	(5,941,291)	857,424

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,719,722	22,103,172

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,823,775)	(11,048,199)
Institutional Service Shares	(1,113,019)	(2,231,289)
Class Y Shares	(2,575,416)	(2,723,518)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,512,210)	(16,003,006)

Share Transactions:
Proceeds from sale of shares	364,164,267	456,126,192
Net asset value of shares issued to shareholders in payment of distributions declared	7,989,422	11,515,677
Cost of shares redeemed	(466,819,321)	(342,472,992)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(94,665,632)	125,168,877

Change in net assets	(97,458,120)	131,269,043

Net Assets:
Beginning of period	638,241,027	506,971,984

End of period (including distributions in excess of net investment income of $(337) and $(1,889), respectively)	$540,782,907	$638,241,027

See Notes which are an integral part of the Financial Statement

Notes to Financial Statements

February 29, 2004

1. ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class Y Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 29, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$92,959,470	$95,021,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28 or 29	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,359,133	$154,941,511	21,285,715	$229,370,553
Shares issued to shareholders in payment of distributions declared	411,363	4,434,700	634,775	6,830,479
Shares redeemed	(23,846,624)	(257,233,960)	(13,894,337)	(149,356,846)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,076,128)	$(97,857,749)	8,026,153	$86,844,186

Year Ended February 28 or 29	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,718,584	$72,407,255	12,280,209	$132,135,249
Shares issued to shareholders in payment of distributions declared	91,036	981,585	182,167	1,961,548
Shares redeemed	(9,424,140)	(101,587,043)	(11,102,793)	(119,610,602)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,614,520)	$(28,198,203)	1,359,583	$14,486,195

Year Ended February 28 or 29	2004		2003
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	12,663,559	$136,815,501	8,789,846	$94,620,390
Shares issued to shareholders in payment of distributions declared	238,825	2,573,137	253,072	2,723,650
Shares redeemed	(10,016,274)	(107,998,318)	(6,830,233)	(73,505,544)

NET CHANGE RESULTING FROM Y SHARE TRANSACTIONS	2,886,110	$31,390,320	2,212,685	$23,838,496

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,804,538)	$(94,665,632)	11,598,421	$125,168,877

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 29, 2004 and February 28, 2003, was as follows:

	2004	2003
Ordinary income[1]	$11,512,210	$16,003,006

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$236,475

Net unrealized appreciation	$3,967,722

Capital loss carryforward	$1,790,620

At February 29, 2004, the cost of investments for federal tax purposes was $629,383,891. The net unrealized appreciation of investments for federal tax purposes was $3,967,722. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,967,758 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36.

At February 29, 2004, the Fund had a capital loss carryforward of $1,790,620 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $100,049 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended February 29, 2004, the fees paid to FAS and FServ were $142,255 and $320,998, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $97,439, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 29, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
April 7, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1984

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1984

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT Began serving: November 1998

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428M100
Cusip 31428M209
Cusip 31428M308

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

30215 (4/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial
Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley, John
T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services
(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $16,484

                  Fiscal year ended 2003 - $16,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)          Tax Fees billed to the registrant for the two most recent
fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most
recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $19,872 respectively.  Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its
responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the
Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the
Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the
Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of
Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other
Audit-related services must be specifically pre-approved by the Audit
Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the
Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser
                  whose role is primarily portfolio management and is
                  subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant  at the time
                  of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one
                  or more members of the Audit Committee who are members
                  of the board of directors to whom authority to grant
                  such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.
Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant:
                  Fiscal year ended 2004 - $87,839

                  Fiscal year ended 2003 - $287,951

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 1-3 Years

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        April 23, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 23, 2004